UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22534

             Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                        Glendale, CO 80246
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                         Glendale, CO 80246
 (Name and address of agent for service)

COPY TO:
Alan Hoffman, Esq.
Winston & Strawn LLP
200 Park Avenue
New York, New York 10166-4193

Registrant's telephone number, including area code:  (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

There were no proxy votes by the Fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*  /s/ Mark D. Quam

Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date   8-26-2013

*Print the name and title of each signing officer under his or her signature.